Accounts Receivable	12 Months Ended
Jun. 30, 2024
Accounts Receivable [Abstract]
Accounts Receivable
3.	Accounts Receivable

Accounts receivable consists of the following:

	As of June 30,
	2024	2023
Accounts receivable	$21,313,735	$14,545,921
Accounts receivable	$21,313,735	$14,545,921

As of the date of issuance of the combined financial statements, the Group has collected $10,057,693 in the balance of accounts receivable from customers. The uncollected balance of accounts receivable accounts for 52.81% of the total balance of accounts receivable as of June 30, 2024, which are all aged within six months and the credit term granted to the customers.